Fair value measurement, Information used for appraisal (Details) - Recurring [Member] - Discounted Cash Flow [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Offshore Vessels [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 4,504
Average percentage of utilization	78.00%
Discount rate	0.0744
Parcel Tankers [Member]
Information used for appraisal [Abstract]
Daily rate or fee	$ 15,805
Average percentage of utilization	89.00%
Discount rate	0.0765